Trade and accounts payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary Of Group trade and accounts payables
Group trade and accounts payables are as follows:

	2025	2024	2023
Suppliers	$1,404,352	1,355,243	1,262,092
Other taxes	278,053	274,901	244,680
Salaries and benefits payable	28,534	22,091	26,814

Total	$1,710,939	1,652,235	1,533,586